STOCK-BASED COMPENSATION - Employee Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 shares CAD ($)	Dec. 31, 2020 shares USD ($) CAD ($)	Dec. 31, 2019 shares CAD ($)	Dec. 31, 2019 shares CAD ($) USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Canada
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares)	0.2	0.2	0.3	0.3
Number of share options exercised in share-based payment arrangement	(0.1)	(0.1)	(0.1)	(0.1)
Number of options at December 31 (shares)	0.1	0.1	0.2	0.2
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 10	$ 10	$ 10	$ 10			$ 13
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 10		$ 16
United States
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares)	0.1	0.1	0.5	0.5
Number of options cancelled/expired (shares)	(0.1)	(0.1)	(0.4)	(0.4)
Number of options at December 31 (shares)	0.0	0.0	0.1	0.1
Weighted average exercise price of share options exercisable in share-based payment arrangement | $					$ 0	$ 32		$ 37
Weighted average exercise price of share options expired in share-based payment arrangement | $		$ 32		$ 39